Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale

27. Assets and liabilities held for sale

	2025 £m	2024 £m
Goodwill	30	–
Property, plant and equipment	239	3
Other assets	31	–
Assets held for sale	300	3

Lease liabilities	(139)	–
Liabilities relating to assets held for sale	(139)	–
Non-current assets, liabilities and disposal groups are classified as assets held for sale and liabilities relating to assets held for sale when it is expected that their carrying amounts will be recovered principally through disposal and a sale is considered highly probable. They are held at the lower of carrying amount and fair value less costs to sell.
Assets held for sale and liabilities relating to assets held for sale primarily related to the disposal group arising from GSK's definitive agreement with Samsung Biologics for the sale of 100% of its equity investment in Human Genome Sciences, announced in December 2025. The disposal group principally including the Rockville site, and completion of the transaction is anticipated toward the end of Q1 2026. See Note 40, ‘Acquisitions and disposals’.